Notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Cash Flows [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2022	369	1,066,392	17,898
Changes from financing cash flows	(48,741)	709,113	(13,239)
New leases	—	—	17,782
Interest expenses	48,755	—	1,108
Interest paid classified as financing cash flows	—	—	(1,108)
Effect of change in foreign exchange rates	—	—	37
Termination of leases	—	—	(5,256)
At December 31, 2022	383	1,775,505	17,222

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2023	383	1,775,505	17,222
Changes from financing cash flows	(91,027)	(2,591)	(10,766)
New leases	—	—	16,194
Interest expenses	91,690	—	1,321
Interest paid classified as financing cash flows	—	—	(1,321)
Effect of change in foreign exchange rates	—	—	31
At December 31, 2023	1,046	1,772,914	22,681

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2024	1,046	1,772,914	22,681
Changes from financing cash flows	(59,057)	(136,928)	(8,413)
New leases	-	-	17,108
Disposal	-	-	(1,152)
Interest expenses	59,276	2,279	1,498
Interest paid classified as financing cash flows	-	-	(1,498)
Effect of change in foreign exchange rates	-	-	8
At December 31, 2024	1,265	1,638,265	30,232
At December 31, 2024 in US$	173	224,441	4,142

Schedule of Cash Outflow for Leases Included In the Statement of Cash Flows

The total cash outflow for leases included in the statements of cash flows is as follows:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Within operating activities	124	181	238	33
Within financing activities	14,347	12,087	9,911	1,358
	14,471	12,268	10,149	1,391